Share-based Compensation - Narrative (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended		3 Months Ended
	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2024
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation			$ 1,127.7
Unrecognized share-based compensation, recognition period			1 year 8 months 12 days
Shares authorized (in shares)			21
Annual increase in shares authorized		2.00%
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Continuous Service And Relative TSR | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			0.00%
Performance Shares, Continuous Service And Relative TSR | Minimum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting	0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			200.00%
Performance Shares, Continuous Service And Relative TSR | Maximum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting	200.00%
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation			$ 600.6
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation, recognition period			9 months 18 days
Restricted Stock Units, Continuous Service | Minimum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units, Continuous Service | Maximum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	4 years
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period	1 year
Performance Shares, Continuous Service And Performance Conditions | Minimum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting	0.00%
Performance Shares, Continuous Service And Performance Conditions | Maximum | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting	200.00%